Income Taxes - Summary of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Deferred tax assets:
Accrued expenses	$ 688	$ 844
Inventory reserve	110	108
Net operating loss carryforwards	31	230
Charitable contributions	760
Other	378	105
Total deferred tax assets	1,967	1,287
Less: Valuation allowance	(138)	(115)	$ (770)
Net deferred tax assets	1,829	1,172
Deferred tax liabilities:
Prepaid expenses	361	92
Property and equipment	2,223	1,783
Total deferred tax liabilities	2,584	1,875
Net deferred tax liabilities	$ 755	$ 703